Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Land use rights		$ 865,925	$ 4,381,532
Amortization expense		26,973	62,149	$ 22,196
Land Use Rights [Member]
Intangible Assets [Line Items]
Land use rights	[1]	711,412	$ 4,222,682
Hainan Guoxie [Member] | Land Use Rights [Member]
Intangible Assets [Line Items]
Land use rights		$ 3,354,068

[1]	As the Company no longer exercises control over Hainan Guoxie, the balance no longer includes $3,354,068 land use rights owned by Hainan Guoxie.